Label	Element	Value
Institutional Class Prospectus | Tax Exempt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001227155_SupplementTextBlock

Prospectus Supplement

June 16, 2017

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 16, 2017 to the Morgan Stanley Institutional Liquidity Funds (the "Fund")
Prospectus dated February 28, 2017, relating to the
Tax-Exempt Portfolio (the "Portfolio") of the:

Institutional Class

The Board of Trustees of the Fund has approved an amendment to the principal investment strategies of the Portfolio. Accordingly, effective immediately, the Prospectus is revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Tax Exempt Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The third sentence of the section of the Prospectus entitled "Portfolio Summary—Tax-Exempt Portfolio—Principal Investment Strategies" is hereby deleted.

Please retain this supplement for future reference.